Intangible assets - Meros License Agreement (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Common shares issued	61,922,999	32,860,291	25,877,686
Meros License Agreement
Disclosure of detailed information about intangible assets [line items]
Common shares issued	1,020,000
Convertible special warrants issued	1,020,000
First patient phase IIB clinical trial
Disclosure of detailed information about intangible assets [line items]
Milestone payment	$ 100,000
First patient pivotal phase III clinical trial [Member]
Disclosure of detailed information about intangible assets [line items]
Milestone payment	500,000
Regulatory approval
Disclosure of detailed information about intangible assets [line items]
Milestone payment	$ 1,000,000
Licences
Disclosure of detailed information about intangible assets [line items]
Worldwide proceeds of net sales rate	3.70%
Non-royalty sub-license income rate	5.00%
Containing cannabinoids
Disclosure of detailed information about intangible assets [line items]
Non-royalty sub-license income rate	7.00%
Excluding cannabinoids
Disclosure of detailed information about intangible assets [line items]
Worldwide proceeds of net sales rate	5.00%